Columbia Variable Portfolio – Disciplined Core Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Disciplined Core Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.1%
Issuer	Shares	Value ($)
Communication Services 9.1%
Interactive Media & Services 8.8%
Alphabet, Inc., Class A	1,081,505	167,243,933
Meta Platforms, Inc., Class A	249,958	144,065,793
Total		311,309,726
Media 0.3%
Fox Corp., Class A	169,121	9,572,249
Total Communication Services		320,881,975
Consumer Discretionary 10.3%
Automobiles 0.8%
Tesla, Inc.(a)	108,413	28,096,313
Broadline Retail 4.0%
Amazon.com, Inc.(a)	740,636	140,913,405
Hotels, Restaurants & Leisure 2.4%
Booking Holdings, Inc.	16,054	73,959,333
Expedia Group, Inc.	60,187	10,117,435
Total		84,076,768
Household Durables 1.1%
PulteGroup, Inc.	367,906	37,820,737
Textiles, Apparel & Luxury Goods 2.0%
Ralph Lauren Corp.	195,915	43,246,277
Tapestry, Inc.	416,496	29,325,483
Total		72,571,760
Total Consumer Discretionary		363,478,983
Consumer Staples 5.8%
Beverages 0.9%
Molson Coors Beverage Co., Class B	500,329	30,455,026
Food Products 1.1%
Archer-Daniels-Midland Co.	109,578	5,260,840
Bunge Global SA	63,401	4,845,105
General Mills, Inc.	454,751	27,189,562
Total		37,295,507
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.6%
Colgate-Palmolive Co.	555,240	52,025,988
Kimberly-Clark Corp.	39,097	5,560,375
Total		57,586,363
Tobacco 2.2%
Altria Group, Inc.	1,276,848	76,636,417
Total Consumer Staples		201,973,313
Energy 3.3%
Oil, Gas & Consumable Fuels 3.3%
Chevron Corp.	288,381	48,243,258
Exxon Mobil Corp.	176,731	21,018,618
Marathon Petroleum Corp.	42,703	6,221,400
Valero Energy Corp.	301,135	39,770,899
Total		115,254,175
Total Energy		115,254,175
Financials 14.6%
Banks 3.2%
Citigroup, Inc.	986,072	70,001,251
JPMorgan Chase & Co.	174,746	42,865,194
Total		112,866,445
Capital Markets 3.4%
Blackrock, Inc.	65,901	62,373,979
CME Group, Inc.	177,660	47,131,421
State Street Corp.	114,468	10,248,320
Total		119,753,720
Consumer Finance 1.4%
Synchrony Financial	937,622	49,637,708
Financial Services 2.8%
Fiserv, Inc.(a)	344,428	76,060,035
Visa, Inc., Class A	61,199	21,447,802
Total		97,507,837

Columbia Variable Portfolio – Disciplined Core Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Disciplined Core Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 3.8%
Allstate Corp. (The)	130,069	26,933,388
Marsh & McLennan Companies, Inc.	295,895	72,207,257
Prudential Financial, Inc.	295,952	33,051,919
Total		132,192,564
Total Financials		511,958,274
Health Care 10.7%
Biotechnology 2.3%
AbbVie, Inc.	128,197	26,859,836
Amgen, Inc.	47,737	14,872,462
BioMarin Pharmaceutical, Inc.(a)	84,733	5,989,776
Regeneron Pharmaceuticals, Inc.	16,900	10,718,487
Vertex Pharmaceuticals, Inc.(a)	47,477	23,017,799
Total		81,458,360
Health Care Equipment & Supplies 3.4%
Baxter International, Inc.	1,174,991	40,219,942
Hologic, Inc.(a)	596,268	36,831,475
Medtronic PLC	477,169	42,878,406
Total		119,929,823
Health Care Providers & Services 1.8%
Cigna Group (The)	97,944	32,223,576
McKesson Corp.	38,197	25,706,199
Universal Health Services, Inc., Class B	33,128	6,224,751
Total		64,154,526
Life Sciences Tools & Services 0.4%
IQVIA Holdings, Inc.(a)	75,308	13,276,800
Pharmaceuticals 2.8%
Bristol-Myers Squibb Co.	1,172,821	71,530,353
Viatris, Inc.	2,959,641	25,778,473
Total		97,308,826
Total Health Care		376,128,335
Industrials 8.6%
Aerospace & Defense 0.4%
Lockheed Martin Corp.	32,591	14,558,726
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 2.6%
Masco Corp.	528,306	36,738,399
Trane Technologies PLC	160,811	54,180,442
Total		90,918,841
Commercial Services & Supplies 0.2%
Cintas Corp.	26,818	5,511,903
Machinery 2.8%
Caterpillar, Inc.	79,888	26,347,062
Pentair PLC	191,803	16,778,927
Snap-On, Inc.	116,476	39,253,577
Westinghouse Air Brake Technologies Corp.	77,895	14,126,258
Total		96,505,824
Passenger Airlines 1.0%
Delta Air Lines, Inc.	628,564	27,405,391
United Airlines Holdings, Inc.(a)	135,647	9,366,425
Total		36,771,816
Professional Services 1.6%
Automatic Data Processing, Inc.	189,109	57,778,473
Total Industrials		302,045,583
Information Technology 29.4%
Communications Equipment 1.2%
Arista Networks, Inc.(a)	562,078	43,549,803
Semiconductors & Semiconductor Equipment 9.5%
Broadcom, Inc.	68,313	11,437,645
NVIDIA Corp.	2,150,970	233,122,129
Qorvo, Inc.(a)	304,107	22,020,388
QUALCOMM, Inc.	447,044	68,670,429
Total		335,250,591
Software 11.2%
Adobe, Inc.(a)	71,068	27,256,710
Fortinet, Inc.(a)	150,353	14,472,980
Gen Digital, Inc.	191,816	5,090,796
Microsoft Corp.	528,171	198,270,112
Palo Alto Networks, Inc.(a)	374,375	63,883,350
Salesforce, Inc.	253,411	68,005,376
ServiceNow, Inc.(a)	19,886	15,832,040
Total		392,811,364
Columbia Variable Portfolio – Disciplined Core Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Disciplined Core Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 7.5%
Apple, Inc.(b)	993,100	220,597,303
NetApp, Inc.	473,189	41,564,922
Total		262,162,225
Total Information Technology		1,033,773,983
Materials 1.8%
Chemicals 1.3%
CF Industries Holdings, Inc.	575,847	45,002,443
Metals & Mining 0.5%
Steel Dynamics, Inc.	139,287	17,422,018
Total Materials		62,424,461
Real Estate 2.1%
Hotel & Resort REITs 0.1%
Host Hotels & Resorts, Inc.	353,438	5,022,354
Specialized REITs 2.0%
American Tower Corp.	242,293	52,722,957
SBA Communications Corp.	79,428	17,474,954
Total		70,197,911
Total Real Estate		75,220,265
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.4%
Electric Utilities 2.4%
Edison International	379,772	22,376,166
Entergy Corp.	251,288	21,482,611
PG&E Corp.	2,375,609	40,812,963
Total		84,671,740
Total Utilities		84,671,740
Total Common Stocks (Cost $2,768,765,278)		3,447,811,087

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(c),(d)	64,545,710	64,532,801
Total Money Market Funds (Cost $64,532,769)		64,532,801
Total Investments in Securities (Cost: $2,833,298,047)		3,512,343,888
Other Assets & Liabilities, Net		1,177,717
Net Assets		3,513,521,605
At March 31, 2025, securities and/or cash totaling $8,218,810 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	248	06/2025	USD	70,100,300	259,095	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(d)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	62,747,284	101,415,443	(99,629,958)	32	64,532,801	2,299	564,490	64,545,710

Columbia Variable Portfolio – Disciplined Core Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Disciplined Core Fund, March 31, 2025 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Disciplined Core Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7004_12_D01_(05/25)